Offerings	Mar. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, of Lazard, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	1.a. An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. This registration statement also covers delayed delivery contracts that may be issued by Lazard, Inc. under which the party purchasing such contracts may be required to purchase preference shares or common stock. Such contracts may be issued together with the specific securities to which they relate. In addition, the securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. 1.b. Including securities as may from time to time be issued upon exercise, conversion, or exchange of other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units or represented by depositary shares. 1.c. The Registrants elect to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preference Shares of Lazard, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a., 1.b. and 1.c.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Lazard, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a., 1.b. and 1.c. 3.a. Includes an indeterminable number of shares of common stock or preference shares to be issuable by Lazard, Inc. upon settlement of the stock purchase contracts or stock purchase units.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Units of Lazard, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a., 1.b., 1.c. and 3.a.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants of Lazard, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a., 1.b. and 1.c.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Lazard Group LLC by Lazard, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a. and 1.c. 6.a. Lazard, Inc. will fully and unconditionally guarantee debt securities issued by Lazard Group LLC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Lazard Group LLC
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a. and 1.c.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Lazard Group LLC
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See notes 1.a. and 1.c.